Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Subsequent Events
Subsequent Events
6.	Subsequent Events

On May 16, 2023, the Company completed an offering pursuant to Tier 2 of Regulation A, in which it raised $16,011,017, net of underwriting commission costs of $1,205,130, from the sale of 2,374,641 shares of common stock at a price of $7.25 per share. Subsequently, on May 17, 2023, the Company filed a Form 8-A in connection with the listing of its common stock on Nasdaq, which was declared effective on the same date. At that time, each outstanding share of Series A, Series B, and Series C preferred stock was converted into two shares of common stock of the Company.

12.Subsequent Events

On March 2, 2023, the Company commenced a Regulation A offering for up to 4,137,931 shares of common stock at a price of $7.25 per share. The Company also applied to have its common stock listed on the Nasdaq Capital Market under the symbol “MGRM”.

The Company evaluated subsequent events through March 31, 2023, the date these financial statements were issued, for events that should be recorded or disclosed in the financial statements for the year ended December 31, 2022. The Company concluded that no other events have occurred that would require recognition or disclosure in the financial statements.